Condensed Interim Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Revenue	$ 40,740,083	$ 12,916,256
Cost of sales	(49,314,589)	(15,906,541)
Gross loss	(8,574,506)	(2,990,285)
General and administrative expenses	(51,271,232)	(34,029,443)
Selling and marketing costs	(12,207,448)	(4,906,553)
Provision for expected credit losses	(2,194,381)	(426,549)
Hyperinflation adjustment	2,637,888
Other income	528,922
Other expenses	(231,448)	(518,234)
Operating loss	(71,312,205)	(42,871,064)
Change in fair value of financial liabilities	62,324,575
Recapitalization cost	(139,609,424)
Impairment loss on financial assets	(10,000,890)
Finance income	79,814	44,470
Finance cost	(3,725,204)	(39,554,547)
Loss for the period before tax	(162,243,334)	(82,381,141)
Tax	623,765	1,693,740
Loss for the period	(161,619,569)	(80,687,401)
Attributable to:
Equity holders of the Parent Company	(159,738,379)	(80,687,401)
Non-controlling interests	(1,881,190)
Loss for the period	$ (161,619,569)	$ (80,687,401)
Loss per share attributable to equity holders of the Parent Company
Basic	$ (1.52)	$ (0.95)
Diluted	$ (1.52)	$ (0.95)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	$ (1,588,579)	$ 166,005
Total comprehensive loss for the period	$ (163,208,148)	$ (80,521,396)